Employee benefits - Actuarial gains and (losses) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Employee benefits
Amount accumulated as at January, 1	$ (195,905)	$ (120,378)
Recognized during the year	(103,982)	(107,897)	$ (30,629)
Amount accumulated as at December, 31	(268,692)	(195,905)	(120,378)
Present value of defined benefit obligation [member]
Disclosure of Employee benefits
Amount accumulated as at January, 1	(279,144)	(171,247)	(140,617)
Recognized during the year	(103,982)	(107,897)	(30,630)
Amount accumulated as at December, 31	$ (383,126)	$ (279,144)	$ (171,247)